SCHEDULE OF REMAINING CONTRACTUAL MATURITY FOR NON-DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current trade payables		$ 2,805,764	$ 1,841,297
Other current payables		358,789	778,114
Borrowings	[1]	5,622,926	10,352,990
Other borrowings	[2]	356,431	1,130,141
Other liabilities		310,696	13,442,674
Lease liabilities		93,777	583,445
Lease liabilities		97,592	698,327
Financial liabilities at amortised cost		9,552,198	28,243,543
On Demand Or Within One Year [Member]
IfrsStatementLineItems [Line Items]
Current trade payables		2,805,764	1,841,297
Other current payables		358,789	778,114
Borrowings		5,622,926	10,313,887
Other borrowings		356,431	1,130,141
Other liabilities		310,696	1,142,024
Lease liabilities		42,358	163,912
Financial liabilities at amortised cost		9,496,964	15,369,375
One To Two Years [Member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings			39,103
Other borrowings
Other liabilities			12,300,650
Lease liabilities		30,742	160,407
Financial liabilities at amortised cost		30,742	12,500,160
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings
Other borrowings
Other liabilities
Lease liabilities		24,492	374,008
Financial liabilities at amortised cost		$ 24,492	$ 374,008

[1]	Bank borrowings carry a weighted average effective interest rate at 4% (2024: 5%).
[2]	Included in other borrowings, an aggregate loan balance from related parties of nil (2024: USD425,255) was unsecured, interest-free or interest bearing at nil (2024: 8% p.a.). A principal amount of USD356,431 (2024: USD704,886) was unsecured, interest bearing at 3.6% p.a. (2024: interest free or interest bearing at 6% to 7.2% p.a). All these balances were repayable within one year after the end of the reporting period.